Business Segments (Tables)	12 Months Ended
Dec. 31, 2012
Business Segments
Business Segment Information
Business Segment Products

Business Segment	Major Products
Industrial	Tapes, coated and nonwoven abrasives, adhesives, specialty materials, filtration products, closure systems for personal hygiene products, acoustic systems products, automotive components, abrasion-resistant films, structural adhesives and paint finishing and detailing products

Safety and Graphics	Personal protection products, traffic safety and security products, commercial graphics systems, commercial cleaning and protection products, floor matting, roofing granules for asphalt shingles, and track and trace solutions

Electronics and Energy	Optical films solutions for electronic displays, projection solutions, packaging and interconnection devices, insulating and splicing solutions for the electronics, telecommunications and electrical industries, touch screens and touch monitors, renewable energy component solutions, and infrastructure protection products

Health Care	Medical and surgical supplies, skin health and infection prevention products, drug delivery systems, dental and orthodontic products, health information systems and food safety products

Consumer	Sponges, scouring pads, high-performance cloths, consumer and office tapes, repositionable notes, indexing systems, construction and home improvement products, home care products, protective material products, and consumer and office tapes and adhesives

Business Segment Information

	Net Sales			Operating Income
(Millions)	2012	2011	2010	2012	2011	2010
Industrial	$9,943	$9,629	$8,116	$2,236	$1,983	$1,720
Safety and Graphics	5,471	5,458	4,873	1,217	1,237	1,138
Electronics and Energy	5,458	5,732	5,632	1,026	1,140	1,207
Health Care	5,138	5,011	4,492	1,641	1,484	1,357
Consumer	4,386	4,230	3,926	943	855	859
Corporate and Unallocated	4	9	11	(471)	(420)	(278)
Elimination of Dual Credit	(496)	(458)	(388)	(109)	(101)	(85)
Total Company	$29,904	$29,611	$26,662	$6,483	$6,178	$5,918

	Assets			Depreciation & Amortization			Capital Expenditures
(Millions)	2012	2011	2010	2012	2011	2010	2012	2011	2010
Industrial	$8,587	$7,553	$6,486	$323	$337	$312	$415	$383	$304
Safety and Graphics	5,111	4,975	4,979	238	251	225	190	204	157
Electronics and Energy	5,512	5,296	5,196	266	255	243	350	274	293
Health Care	4,296	4,190	4,181	169	199	130	113	159	78
Consumer	2,445	2,423	2,169	110	102	101	105	98	70
Corporate and Unallocated	7,925	7,179	7,145	182	92	109	311	261	189
Total Company	$33,876	$31,616	$30,156	$1,288	$1,236	$1,120	$1,484	$1,379	$1,091